Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 57,561	¥ 57,139
Less: Accumulated amortization	[1]	(4,868)	(3,641)
Allowance for impairment	[2]	¥ (1,950)	¥ (0)
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Operating Income (Loss)	Operating Income (Loss)
Intangible assets, net		¥ 50,743	¥ 53,498
Insurance agency license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[3]	40,817	45,150
Insurance adjusting license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		3,067	3,067
Insurance brokerage license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[3]	6,526	2,647
Software and system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		6,571	5,695
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		¥ 580	¥ 580

[1]	Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were RMB950, RMB1,201 and RMB1,227, respectively.
[2]	Due to the change of business plan in 2023, the management expected to dispose an insurance agency license and an insurance brokerage license. With reference to quoted market prices, the management determined that the fair values of the insurance agency license and the insurance brokerage license were less than their carrying amounts as of December 31, 2023, which resulted that an impairment loss of the insurance agency license of RMB720 and an impairment loss of the insurance brokerage license of RMB1,230 were recognized for the year ended December 31, 2023.
[3]	During the year ended December 31, 2023, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,333 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB3,879 in insurance brokerage license.